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Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Changes in Fund Name, Investment Strategy and Portfolio Managers for Invesco Emerging Markets Equity Fund

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of Invesco Emerging Markets Equity Fund.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) recently approved changes to the Invesco Emerging Markets Equity Fund’s (the “Fund”) name, principal investment strategies and portfolio managers. Effective on or about November 1, 2018, the following changes are made to the Fund’s Statutory Prospectuses:

The Fund will be renamed “Invesco Emerging Markets Select Equity Fund.” Therefore, all references to Invesco Emerging Markets Equity Fund will be changed to Invesco Emerging Markets Select Equity Fund.

The following information replaces in its entirety the fifth through seventh paragraphs appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jeff Feng	Portfolio Manager	2018”

The following information replaces in its entirety the ninth through eleventh paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine

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whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”

The following information replaces in its entirety the second paragraph appearing under the heading “Fund Management – The Adviser(s)” in the prospectus:

“Sub-Advisers. Invesco Hong Kong Limited (Invesco Hong Kong) serves as the Fund’s investment sub-adviser. Invesco Hong Kong, an affiliate of the Adviser, incorporated in 1972, is located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong. Invesco Hong Kong is an investment adviser which offers funds encompassing equity, bond, balanced and money market vehicles, to retail investors. The funds are distributed through most of the major financial institutions, including retail and private banks, and insurance companies. Apart from the retail business, Invesco Hong Kong manages assets for institutions ranging from public funds and pension funds to institutional working capital, according to the mandates’ investment objectives and guidelines. Invesco Hong Kong provides portfolio management services to the Fund.

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.”

The following information replaces in its entirety the heading and the information appearing under the heading “Fund Management – Portfolio Manager” in the prospectus:

Portfolio Managers

“Investment decisions for the Fund are made by the investment management teams at Invesco and Invesco Hong Kong.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•

Jeff Feng, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Canada and/or its affiliates from 2009 to 2015 and Invesco Hong Kong and/or its affiliates since 2015.

The portfolio managers are assisted and supported by the Invesco Global Select Equities Team. Members of the team may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

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The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

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Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Changes in Fund Name, Investment Strategy and Portfolio Managers for Invesco Emerging Markets Equity Fund

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Emerging Markets Equity Fund.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) recently approved changes to the Invesco Emerging Markets Equity Fund’s (the “Fund”) name, principal investment strategies and portfolio managers. Effective on or about November 1, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The Fund will be renamed “Invesco Emerging Markets Select Equity Fund.” Therefore, all references to Invesco Emerging Markets Equity Fund will be changed to Invesco Emerging Markets Select Equity Fund.

The following information replaces in its entirety the fifth through the seventh paragraphs appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund – Principal Investment Strategies of the Fund”:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”

The following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jeff Feng	Portfolio Manager	2018”

The following information replaces in its entirety the ninth through the eleventh paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Emerging Markets Equity Fund – Objective(s) and Strategies:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

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•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”

The following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Management – The Adviser(s)” in the prospectus:

“Invesco Hong Kong Limited (Invesco Hong Kong) serves as an investment sub-adviser of Invesco Emerging Markets Select Equity Fund, Invesco Greater China Fund and Invesco Pacific Growth Fund. Invesco Hong Kong, an affiliate of the Adviser, incorporated in 1972, is located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong. Invesco Hong Kong is an investment adviser which offers funds encompassing equity, bond, balanced and money market vehicles, to retail investors. The funds are distributed through most of the major financial institutions, including retail and private banks, and insurance companies. Apart from the retail business, Invesco Hong Kong manages assets for institutions ranging from public funds and pension funds to institutional working capital, according to the mandates’ investment objectives and guidelines. Invesco Hong Kong provides portfolio management services to the Funds.”

The following information is added as the new sixth paragraph appearing under the heading “Fund Management – Portfolio Managers” in the prospectus:

“Investment decisions for Invesco Emerging Markets Select Equity Fund are made by the investment management teams at Invesco and Invesco Hong Kong.”

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers – Invesco Emerging Markets Equity Fund” in the prospectus:

•	“Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•

Jeff Feng, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Canada and/or its affiliates from 2009 to 2015 and Invesco Hong Kong and/or its affiliates since 2015.

The portfolio managers are assisted and supported by the Invesco Global Select Equities Team. Members of the team may change from time to time.”

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Statement of Additional Information Supplement dated October 24, 2018

Important Notice Regarding Changes in Fund Name and Portfolio Managers for Invesco Emerging Markets Equity Fund

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of Invesco Emerging Markets Equity Fund.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) recently approved changes to the Invesco Emerging Markets Equity Fund’s (the “Fund”) name and portfolio managers. Effective on or about November 1, 2018, the following changes are made to the Fund’s Statement of Additional Information:

The Fund will be renamed “Invesco Emerging Markets Select Equity Fund.” Therefore, all references to Invesco Emerging Markets Equity Fund will be changed to Invesco Emerging Markets Select Equity Fund.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Emerging Markets Equity Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Emerging Markets Select Equity Fund
Ingrid Baker	$100,001 - $500,000	N/A	$500,001 - $1,000,000
Jeff Feng[1],[2]	None	$50,001 - $100,000	$100,001 - $500,000

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Emerging Markets Equity Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Emerging Markets Select Equity Fund
Ingrid Baker	None	None	None	None	None	None

[1]	The Portfolio Manager began serving on the Fund effective November 1, 2018. Information for the Portfolio Manager has been provided as of September 30, 2018.
[2]	Shares of the Fund are not sold in Hong Kong, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

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Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeff Feng[1]	None	None	8	$6,409.7	None	None

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